Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000206016
Shareholder Report [Line Items]
Fund Name	MetLife Opportunistic High Yield Fund
Class Name	Institutional Shares
Trading Symbol	MFHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the MetLife Opportunistic High Yield Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents. You can also request this information by contacting us at 800-252-4993.
Additional Information Phone Number	800-252-4993
Additional Information Website	https://investments.metlife.com/mutual-fund-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Opportunistic High Yield Fund, Institutional Shares	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	MetLife Opportunistic High Yield Fund, Institutional Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg U.S. Corporate High Yield Bond Index (USD) (TR)Footnote Reference*
Dec/18	$1,000,000	$1,000,000	$1,000,000
Sep/19	$1,075,270	$1,103,143	$1,085,550
Sep/20	$1,081,209	$1,180,196	$1,120,877
Sep/21	$1,288,740	$1,169,632	$1,247,279
Sep/22	$1,142,774	$998,870	$1,070,928
Sep/23	$1,258,987	$1,005,307	$1,180,981
Sep/24	$1,432,777	$1,121,606	$1,366,900
Sep/25	$1,533,961	$1,153,950	$1,468,146

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
MetLife Opportunistic High Yield Fund, Institutional Shares	7.06%	7.25%	6.46%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	2.12%
Bloomberg U.S. Corporate High Yield Bond Index (USD) (TR)Footnote Reference*	7.41%	5.55%	5.78%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 140,793,372
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 349,821
InvestmentCompanyPortfolioTurnover	66.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Health Care	0.7%
Municipal Bond	1.0%
Utilities	3.6%
Information Technology	4.3%
Communication Services	5.9%
Financials	7.8%
Consumer Discretionary	13.3%
Materials	14.1%
Energy	22.3%
Industrials	24.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Shelf Drilling Holdings	1.8%
Park River Holdings	1.7%
Nabors Industries	1.7%
VistaJet Malta Finance	1.5%
Virtusa	1.5%
Airswift Global	1.4%
NGL Energy Operating	1.4%
NES Fircroft Bondco	1.4%
Paratus Energy Services	1.4%
Venture Global LNG	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of material changes made to the Fund since October 1, 2024:

Effective May 19, 2025, the Fund’s shareholders approved a new investment advisory agreement between the Trust, on behalf of the Fund, and MetLife Investment Management. Effective July 21,2025, the name of the Fund changed from the "Mesirow High Yield Fund" to the "MetLife Opportunistic High Yield Fund".

Updated Prospectus Phone Number	800-252-4993
Updated Prospectus Web Address	https://investments.metlife.com/mutual-fund-documents
C000206015
Shareholder Report [Line Items]
Fund Name	MetLife Opportunistic High Yield Fund
Class Name	Investor Shares
Trading Symbol	MFHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Shares of the MetLife Opportunistic High Yield Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents. You can also request this information by contacting us at 800-252-4993.
Additional Information Phone Number	800-252-4993
Additional Information Website	https://investments.metlife.com/mutual-fund-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Opportunistic High Yield Fund, Investor Shares	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	MetLife Opportunistic High Yield Fund, Investor Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg U.S. Corporate High Yield Bond Index (USD) (TR)Footnote Reference*
Dec/18	$10,000	$10,000	$10,000
Sep/19	$10,751	$11,031	$10,856
Sep/20	$10,762	$11,802	$11,209
Sep/21	$12,801	$11,696	$12,473
Sep/22	$11,321	$9,989	$10,709
Sep/23	$12,444	$10,053	$11,810
Sep/24	$14,114	$11,216	$13,669
Sep/25	$15,075	$11,540	$14,681

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
MetLife Opportunistic High Yield Fund, Investor Shares	6.81%	6.97%	6.19%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	2.12%
Bloomberg U.S. Corporate High Yield Bond Index (USD) (TR)Footnote Reference*	7.41%	5.55%	5.78%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 140,793,372
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 349,821
InvestmentCompanyPortfolioTurnover	66.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Health Care	0.7%
Municipal Bond	1.0%
Utilities	3.6%
Information Technology	4.3%
Communication Services	5.9%
Financials	7.8%
Consumer Discretionary	13.3%
Materials	14.1%
Energy	22.3%
Industrials	24.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Shelf Drilling Holdings	1.8%
Park River Holdings	1.7%
Nabors Industries	1.7%
VistaJet Malta Finance	1.5%
Virtusa	1.5%
Airswift Global	1.4%
NGL Energy Operating	1.4%
NES Fircroft Bondco	1.4%
Paratus Energy Services	1.4%
Venture Global LNG	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of material changes made to the Fund since October 1, 2024:

Effective May 19, 2025, the Fund’s shareholders approved a new investment advisory agreement between the Trust, on behalf of the Fund, and MetLife Investment Management. Effective July 21,2025, the name of the Fund changed from the "Mesirow High Yield Fund" to the "MetLife Opportunistic High Yield Fund".

Updated Prospectus Phone Number	800-252-4993
Updated Prospectus Web Address	https://investments.metlife.com/mutual-fund-documents
C000206017
Shareholder Report [Line Items]
Fund Name	MetLife Small Company Equity Fund
Class Name	Institutional Shares
Trading Symbol	MSVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the MetLife Small Company Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents. You can also request this information by contacting us at 800-252-4993.
Additional Information Phone Number	800-252-4993
Additional Information Website	https://investments.metlife.com/mutual-fund-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Small Company Equity Fund, Institutional Shares	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	MetLife Small Company Equity Fund, Institutional Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2000 Index (USD) (TR)Footnote Reference*
Dec/18	$100,000	$100,000	$100,000
Sep/19	$111,446	$120,164	$114,225
Sep/20	$97,503	$138,190	$114,671
Sep/21	$152,272	$182,239	$169,343
Sep/22	$140,989	$150,115	$129,551
Sep/23	$160,109	$180,830	$141,120
Sep/24	$201,717	$244,471	$178,886
Sep/25	$211,252	$287,031	$198,130

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
MetLife Small Company Equity Fund, Institutional Shares	4.73%	16.72%	11.65%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	16.81%
Russell 2000 Index (USD) (TR)Footnote Reference*	10.76%	11.56%	10.60%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 7,971,253
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	90.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Communication Services	1.1%
Utilities	2.3%
Consumer Staples	3.0%
Exchange-Traded Funds	3.1%
Energy	3.5%
Materials	6.0%
Real Estate	6.9%
Information Technology	11.0%
Consumer Discretionary	11.4%
Health Care	14.1%
Industrials	17.0%
Financials	17.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Kontoor Brands	1.9%
ACI Worldwide	1.8%
Semtech	1.7%
Axsome Therapeutics	1.6%
SPDR S&P Biotech ETF	1.6%
Air Lease, Cl A	1.5%
iShares Russell 2000 ETF	1.5%
Mercury Systems	1.5%
Gates Industrial PLC	1.5%
ExlService Holdings	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of material changes made to the Fund since October 1, 2024:

Effective May 19, 2025, the Fund’s shareholders approved a new investment advisory agreement between the Trust, on behalf of the Fund, and MetLife Investment Management. Moreover, the name of the Fund changed from the "Mesirow Small Company Fund" to the "MetLife Small Company Equity Fund".

Updated Prospectus Phone Number	800-252-4993
Updated Prospectus Web Address	https://investments.metlife.com/mutual-fund-documents
C000206018
Shareholder Report [Line Items]
Fund Name	MetLife Small Company Equity Fund
Class Name	Investor Shares
Trading Symbol	MSVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Shares of the MetLife Small Company Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents. You can also request this information by contacting us at 800-252-4993.
Additional Information Phone Number	800-252-4993
Additional Information Website	https://investments.metlife.com/mutual-fund-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Small Company Equity Fund, Investor Shares	$126	1.23%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	MetLife Small Company Equity Fund, Investor Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2000 Index (USD) (TR)Footnote Reference*
Dec/18	$10,000	$10,000	$10,000
Sep/19	$11,145	$12,016	$11,422
Sep/20	$9,772	$13,819	$11,467
Sep/21	$15,259	$18,224	$16,934
Sep/22	$14,093	$15,011	$12,955
Sep/23	$15,978	$18,083	$14,112
Sep/24	$20,087	$24,447	$17,889
Sep/25	$20,957	$28,703	$19,813

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
MetLife Small Company Equity Fund, Investor Shares	4.33%	16.48%	11.52%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	16.81%
Russell 2000 Index (USD) (TR)Footnote Reference*	10.76%	11.56%	10.60%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 7,971,253
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	90.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Communication Services	1.1%
Utilities	2.3%
Consumer Staples	3.0%
Exchange-Traded Funds	3.1%
Energy	3.5%
Materials	6.0%
Real Estate	6.9%
Information Technology	11.0%
Consumer Discretionary	11.4%
Health Care	14.1%
Industrials	17.0%
Financials	17.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Kontoor Brands	1.9%
ACI Worldwide	1.8%
Semtech	1.7%
Axsome Therapeutics	1.6%
SPDR S&P Biotech ETF	1.6%
Air Lease, Cl A	1.5%
iShares Russell 2000 ETF	1.5%
Mercury Systems	1.5%
Gates Industrial PLC	1.5%
ExlService Holdings	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of material changes made to the Fund since October 1, 2024:

Effective May 19, 2025, the Fund’s shareholders approved a new investment advisory agreement between the Trust, on behalf of the Fund, and MetLife Investment Management. Moreover, the name of the Fund changed from the "Mesirow Small Company Fund" to the "MetLife Small Company Equity Fund".

Updated Prospectus Phone Number	800-252-4993
Updated Prospectus Web Address	https://investments.metlife.com/mutual-fund-documents